Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended	43 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	75 Months Ended	77 Months Ended	85 Months Ended		120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000011358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	21.29%				7.32%						9.41%
C000011360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	22.13%				7.00%						9.13%
C000011361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000064541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	12.87%				3.16%						6.67%
C000064543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	16.61%				3.39%						6.38%
C000064544
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000150496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	18.41%				5.52%						7.07%
C000150497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	19.32%				5.21%						6.79%
C000150498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000043702
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	19.24%				13.47%						12.53%
C000043704
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	23.27%				13.72%						12.24%
C000043705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000220409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000011374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	14.00%				10.86%						9.17%
C000011376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	17.84%				11.11%						8.89%
C000011377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	16.18%				13.13%						11.37%
C000011364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	20.05%				13.39%						11.07%
C000011365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000220407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000011370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	20.16%				14.81%						12.89%
C000011372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	24.19%				15.06%						12.60%
C000011373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	4.24%				4.97%						4.22%
C000011348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	4.96%				4.67%						3.95%
C000011349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	16.11%				6.78%						8.14%
C000011380
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	19.92%				7.01%						7.86%
C000011381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000204888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000234923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	16.27%		4.32%
C000234922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	20.21%		4.94%
C000234924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000234925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000011366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	4.87%				4.41%						3.86%
C000011368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	5.47%				4.09%						3.59%
C000011369
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000220408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000165048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	3.62%				9.88%						5.49%
C000165049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	7.08%				10.15%						5.22%
C000165050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000011350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	14.24%				15.36%						11.78%
C000011352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	18.10%				15.64%						11.49%
C000011353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	27.96%				9.45%						12.09%
C000228743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	32.32%			2.31%
C000211096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000213161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	23.19%				9.58%		11.29%
C000213162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000213160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000150500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	7.64%				8.55%						7.18%
C000150501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	11.20%				8.82%						6.92%
C000150502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000243951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	8.26%	3.86%
C000243950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	9.58%	4.49%
C000243949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000204432
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	3.20%				1.94%				2.52%
C000204433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000049601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charge
Average Annual Return, Percent	3.62%				(0.43%)						1.40%
C000049603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charge
Average Annual Return, Percent	4.15%				(0.74%)						1.02%
C000049604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000011358
Average Annual Return [Line Items]
Average Annual Return, Percent	24.06%				7.80%						9.95%
Without Sales Load [Member] | C000011360
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%				7.00%						9.13%
Without Sales Load [Member] | C000011361
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%				8.06%						10.23%
Without Sales Load [Member] | C000064541
Average Annual Return [Line Items]
Average Annual Return, Percent	18.51%				4.17%						7.19%
Without Sales Load [Member] | C000064543
Average Annual Return [Line Items]
Average Annual Return, Percent	17.61%				3.39%						6.38%
Without Sales Load [Member] | C000064544
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%				4.43%						7.46%
Without Sales Load [Member] | C000150496
Average Annual Return [Line Items]
Average Annual Return, Percent	21.17%				6.01%						7.60%
Without Sales Load [Member] | C000150497
Average Annual Return [Line Items]
Average Annual Return, Percent	20.32%				5.21%						6.79%
Without Sales Load [Member] | C000150498
Average Annual Return [Line Items]
Average Annual Return, Percent	21.50%				6.26%						7.87%
Without Sales Load [Member] | C000043702
Average Annual Return [Line Items]
Average Annual Return, Percent	25.21%				14.58%						13.08%
Without Sales Load [Member] | C000043704
Average Annual Return [Line Items]
Average Annual Return, Percent	24.27%				13.72%						12.24%
Without Sales Load [Member] | C000043705
Average Annual Return [Line Items]
Average Annual Return, Percent	25.62%				14.88%						13.37%
Without Sales Load [Member] | C000220409
Average Annual Return [Line Items]
Average Annual Return, Percent	25.65%				14.93%	16.03%
Without Sales Load [Member] | C000011374
Average Annual Return [Line Items]
Average Annual Return, Percent	19.71%				11.94%						9.70%
Without Sales Load [Member] | C000011376
Average Annual Return [Line Items]
Average Annual Return, Percent	18.84%				11.11%						8.89%
Without Sales Load [Member] | C000011377
Average Annual Return [Line Items]
Average Annual Return, Percent	20.00%				12.23%						9.99%
Without Sales Load [Member] | C000011362
Average Annual Return [Line Items]
Average Annual Return, Percent	21.98%				14.24%						11.91%
Without Sales Load [Member] | C000011364
Average Annual Return [Line Items]
Average Annual Return, Percent	21.05%				13.39%						11.07%
Without Sales Load [Member] | C000011365
Average Annual Return [Line Items]
Average Annual Return, Percent	22.27%				14.52%						12.18%
Without Sales Load [Member] | C000220407
Average Annual Return [Line Items]
Average Annual Return, Percent	22.37%				14.61%	14.54%
Without Sales Load [Member] | C000011370
Average Annual Return [Line Items]
Average Annual Return, Percent	26.16%				15.93%						13.44%
Without Sales Load [Member] | C000011372
Average Annual Return [Line Items]
Average Annual Return, Percent	25.19%				15.06%						12.60%
Without Sales Load [Member] | C000011373
Average Annual Return [Line Items]
Average Annual Return, Percent	26.46%				16.23%						13.72%
Without Sales Load [Member] | C000011346
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%				5.44%						4.73%
Without Sales Load [Member] | C000011348
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%				4.67%						3.95%
Without Sales Load [Member] | C000011349
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%				5.73%						5.00%
Without Sales Load [Member] | C000011378
Average Annual Return [Line Items]
Average Annual Return, Percent	21.87%				7.83%						8.67%
Without Sales Load [Member] | C000011380
Average Annual Return [Line Items]
Average Annual Return, Percent	20.92%				7.01%						7.86%
Without Sales Load [Member] | C000011381
Average Annual Return [Line Items]
Average Annual Return, Percent	22.18%				8.10%						8.95%
Without Sales Load [Member] | C000204888
Average Annual Return [Line Items]
Average Annual Return, Percent	22.30%				8.21%					9.65%
Without Sales Load [Member] | C000234923
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%		5.75%
Without Sales Load [Member] | C000234922
Average Annual Return [Line Items]
Average Annual Return, Percent	21.21%		4.94%
Without Sales Load [Member] | C000234924
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%		6.03%
Without Sales Load [Member] | C000234925
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%		6.05%
Without Sales Load [Member] | C000011366
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%				4.89%						4.37%
Without Sales Load [Member] | C000011368
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%				4.09%						3.59%
Without Sales Load [Member] | C000011369
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%				5.15%						4.63%
Without Sales Load [Member] | C000220408
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%				5.22%	5.24%
Without Sales Load [Member] | C000165048
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%				10.96%						6.01%
Without Sales Load [Member] | C000165049
Average Annual Return [Line Items]
Average Annual Return, Percent	8.08%				10.15%						5.22%
Without Sales Load [Member] | C000165050
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%				11.25%						6.28%
Without Sales Load [Member] | C000011350
Average Annual Return [Line Items]
Average Annual Return, Percent	19.95%				16.48%						12.32%
Without Sales Load [Member] | C000011352
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%				15.64%						11.49%
Without Sales Load [Member] | C000011353
Average Annual Return [Line Items]
Average Annual Return, Percent	20.25%				16.78%						12.60%
Without Sales Load [Member] | C000211098
Average Annual Return [Line Items]
Average Annual Return, Percent	34.34%				10.53%						12.64%
Without Sales Load [Member] | C000228743
Average Annual Return [Line Items]
Average Annual Return, Percent	33.32%			2.31%
Without Sales Load [Member] | C000211096
Average Annual Return [Line Items]
Average Annual Return, Percent	34.69%				10.81%						12.98%
Without Sales Load [Member] | C000211097
Average Annual Return [Line Items]
Average Annual Return, Percent	34.85%				10.93%			13.88%
Without Sales Load [Member] | C000213161
Average Annual Return [Line Items]
Average Annual Return, Percent	29.33%				10.66%		12.16%
Without Sales Load [Member] | C000213162
Average Annual Return [Line Items]
Average Annual Return, Percent	29.61%				10.95%		12.45%
Without Sales Load [Member] | C000213160
Average Annual Return [Line Items]
Average Annual Return, Percent	29.70%				10.98%		12.48%
Without Sales Load [Member] | C000150500
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%				9.62%						7.70%
Without Sales Load [Member] | C000150501
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%				8.82%						6.92%
Without Sales Load [Member] | C000150502
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%				9.92%						7.99%
Without Sales Load [Member] | C000243951
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	5.25%
Without Sales Load [Member] | C000243950
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%	4.49%
Without Sales Load [Member] | C000243949
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	5.50%
Without Sales Load [Member] | C000204432
Average Annual Return [Line Items]
Average Annual Return, Percent	5.59%				2.41%				2.84%
Without Sales Load [Member] | C000204433
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%				2.64%				3.08%
Without Sales Load [Member] | C000049601
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%				0.03%						1.79%
Without Sales Load [Member] | C000049603
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%				(0.74%)						1.02%
Without Sales Load [Member] | C000049604
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%				0.26%						2.05%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Gross Total Return Index
Average Annual Return, Percent	28.69%				7.95%						8.13%
CALAMOS INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Gross Total Return Index
Average Annual Return, Percent	28.69%				7.95%						8.13%
CALAMOS INDEX: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Gross Total Return Index
Average Annual Return, Percent	28.69%				7.95%						8.13%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Average Annual Return, Percent	23.19%				15.14%						11.87%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Average Annual Return, Percent	23.19%				15.14%						11.87%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Average Annual Return, Percent	23.19%				15.14%						11.87%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Average Annual Return, Percent	23.19%				15.14%	14.91%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Average Annual Return, Percent	23.19%				15.14%						11.87%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Average Annual Return, Percent	23.19%				15.14%						11.87%
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Average Annual Return, Percent	23.19%				15.14%						11.87%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%	17.44%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%				11.75%						8.20%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%				11.75%						8.20%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%				11.75%						8.20%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%				11.75%					8.49%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%		10.00%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%		10.00%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%		10.00%
CALAMOS INDEX: MSCI ACWI ex-US Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Gross Total Return Index
Average Annual Return, Percent	25.62%		10.00%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)	(0.14%)
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.77%				16.74%						14.08%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.77%			11.60%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.77%				16.74%						14.08%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.77%				16.74%			16.36%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.77%				16.74%		15.27%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.77%				16.74%		15.27%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.77%				16.74%		15.27%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	21.39%				17.64%						14.64%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	7.15%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	7.15%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	7.15%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)				2.14%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)				2.14%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%				(0.24%)						1.90%